AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 2
                                  ANNUAL REPORT

                                DECEMBER 31, 2002

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
Annual Report of American Life Separate Account No. 2:

   Statement of Assets and Liabilities .....................................   2

   Statement of Operations .................................................   4

   Statements of Changes in Net Assets .....................................   6

   Financial Highlights ....................................................   9

   Notes to Financial Statements ...........................................  14

   Independent Auditors' Report ............................................  16

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002

                                                                                         Investment Company
                                                                --------------------------------------------------------------------
                                                                 Money                          Equity        Mid-Cap
                                                                Market        All America        Index     Equity Index       Bond
                                                                 Fund            Fund            Fund          Fund           Fund
                                                                -------       -----------       -------    ------------      -------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Money Market Fund -- $12,403
   All America Fund -- $51,503
   Equity Index Fund -- $22,521
   Mid-Cap Equity Index Fund -- $1,673
   Bond Fund -- $64,932)
   (Notes 1 and 2) .....................................        $11,780        $ 30,811         $14,214        $1,362        $60,551
Due From (To) General Account ..........................              5          (2,839)         21,076            16              6
                                                                -------        --------         -------        ------        -------
NET ASSETS .............................................        $11,785        $ 27,972         $35,290        $1,378        $60,557
                                                                =======        ========         =======        ======        =======
UNIT VALUE AT DECEMBER 31, 2002 ........................        $  2.30        $   5.96         $  2.06        $ 1.05        $  3.78
                                                                =======        ========         =======        ======        =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2002 ...................................          5,129           4,697          17,103         1,307         16,035
                                                                =======        ========         =======        ======        =======

                                                                                            Investment Company
                                                                    ----------------------------------------------------------------
                                                                                                                          Aggressive
                                                                    Short-Term       Mid-Term           Composite           Equity
                                                                     Bond Fund       Bond Fund            Fund               Fund
                                                                    ----------       ---------          ---------         ----------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $2,101
   Mid-Term Bond Fund -- $34,404
   Composite Fund -- $12,097
   Aggressive Equity Fund -- $72,200)
   (Notes 1 and 2) .........................................          $2,090          $ 34,342           $ 9,351           $ 60,095
Due From (To) General Account ..............................               4           (21,522)             (138)              (497)
                                                                      ------          --------           -------           --------
NET ASSETS .................................................          $2,094          $ 12,820           $ 9,213           $ 59,598
                                                                      ======          ========           =======           ========
UNIT VALUE AT DECEMBER 31, 2002 ............................          $ 1.52          $   1.64           $  4.46           $   1.95
                                                                      ======          ========           =======           ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2002 .......................................           1,382             7,835             2,064             30,581
                                                                      ======          ========           =======           ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002

                                                                                                                         American
                                                                                       Scudder                            Century
                                                                      --------------------------------------------     ------------
                                                                                      Capital                           VP Capital
                                                                       Bond           Growth         International     Appreciation
                                                                       Fund            Fund              Fund              Fund
                                                                      ------          -------        -------------     ------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund
   (Cost:
   Scudder Bond Fund -- $2,970
   Scudder Capital Growth Fund -- $46,214
   Scudder International Fund -- $38,690
   American Century VP
     Capital Appreciation Fund -- $4,509)
   (Notes 1 and 2) .............................................      $3,077          $24,407          $ 19,086           $2,038
Due From (To) General Account ..................................         220              351              (138)              60
                                                                      ------          -------          --------           ------
NET ASSETS .....................................................      $3,297          $24,758          $ 18,948           $2,098
                                                                      ======          =======          ========           ======
UNIT VALUE AT DECEMBER 31, 2002 ................................      $15.58          $ 24.10          $  11.10           $10.52
                                                                      ======          =======          ========           ======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2002 ...........................................         212            1,027             1,707              199
                                                                      ======          =======          ========           ======

                                                                 Calvert                               Fidelity
                                                                 --------       ---------------------------------------------------
                                                                  Social             VIP              VIP II             VIP II
                                                                 Balanced       Equity-Income         Contra          Asset Manager
                                                                   Fund             Fund               Fund               Fund
                                                                 --------       -------------        ---------        -------------
ASSETS:
Investments in Calvert Social Balanced
   Portfolio and Fidelity Portfolios
   at market value
   (Cost:
   Calvert Social Balanced Fund -- $9,607
   VIP Equity-Income Fund -- $16,644
   VIP II Contra Fund -- $195,008
   VIP II Asset Manager Fund -- $43,706)
   (Notes 1 and 2) ........................................       $7,025          $ 12,168           $ 152,454           $33,786
Due From (To) General Account .............................          130               (28)               (388)               80
                                                                  ------          --------           ---------           -------
NET ASSETS ................................................       $7,155          $ 12,140           $ 152,066           $33,866
                                                                  ======          ========           =========           =======
UNIT VALUE AT DECEMBER 31, 2002 ...........................       $ 2.59          $  26.89           $   23.27           $ 21.65
                                                                  ======          ========           =========           =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2002 ......................................        2,758               452               6,534             1,564
                                                                  ======          ========           =========           =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 2002

                                                                                               Investment Company
                                                                        ------------------------------------------------------------
                                                                         Money            All              Equity          Mid-Cap
                                                                        Market          America            Index        Equity Index
                                                                         Fund            Fund              Fund             Fund
                                                                        ------          --------          --------      ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .............................................         $ 179          $    307          $    329          $  26
                                                                         -----          --------          --------          -----
Expenses (Note 3):
   Fees and administrative expenses ............................           205               632               712             32
                                                                         -----          --------          --------          -----
NET INVESTMENT INCOME (LOSS) ...................................           (26)             (325)             (383)            (6)
                                                                         -----          --------          --------          -----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .....................           (69)          (10,809)          (29,788)          (569)
   Net unrealized appreciation (depreciation)
     of investments ............................................            70            (1,429)            9,638           (213)
                                                                         -----          --------          --------          -----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ..................................             1           (12,238)          (20,150)          (782)
                                                                         -----          --------          --------          -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................         $ (25)         $(12,563)         $(20,533)         $(788)
                                                                         =====          ========          ========          =====

                                                                                               Investment Company
                                                                           --------------------------------------------------------
                                                                                     Short-Term  Mid-Term                Aggressive
                                                                            Bond        Bond       Bond     Composite      Equity
                                                                            Fund        Fund       Fund       Fund          Fund
                                                                           -------   ----------  --------   ---------    ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ...................................................     $ 4,863     $   58     $ 860      $   356      $     --
                                                                           -------     ------     -----      -------      --------
Expenses (Note 3):
   Fees and administrative expenses ..................................         610         51        63          239           539
                                                                           -------     ------     -----      -------      --------
NET INVESTMENT INCOME (LOSS) .........................................       4,253          7       797          117          (539)
                                                                           -------     ------     -----      -------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...........................         (38)        17         5         (764)         (705)
   Net unrealized appreciation (depreciation)
     of investments ..................................................      (1,477)        33       (51)        (586)      (10,397)
                                                                           -------     ------     -----      -------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ....................................................      (1,515)        50       (46)      (1,350)      (11,102)
                                                                           -------     ------     -----      -------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...................................................     $ 2,738     $   57     $ 751      $(1,233)     $(11,641)
                                                                           =======     ======     =====      =======      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 2002

                                                                                                                      American
                                                                                             Scudder                   Century
                                                                             -------------------------------------  ------------
                                                                                         Capital                     VP Capital
                                                                              Bond        Growth     International  Appreciation
                                                                              Fund         Fund          Fund           Fund
                                                                             ------      --------    -------------  ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend  Income ...................................................      $  174      $    121       $   176       $    --
                                                                             ------      --------       -------       -------
Expenses (Note 3):
   Fees and administrative expenses ...................................          42           329           254            24
                                                                             ------      --------       -------       -------
NET INVESTMENT INCOME (LOSS) ..........................................         132          (208)          (78)          (24)
                                                                             ------      --------       -------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ............................          --        (8,732)           --        (2,003)
   Net unrealized appreciation (depreciation)
     of investments ...................................................          45        (4,037)       (4,463)          847
                                                                             ------      --------       -------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .....................................................          45       (12,769)       (4,463)       (1,156)
                                                                             ------      --------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................................      $  177      $(12,977)      $(4,541)      $(1,180)
                                                                             ======      ========       =======       =======

                                                                        Calvert                           Fidelity
                                                                        -------          ------------------------------------------
                                                                                           VIP                              VIP II
                                                                         Social          Equity-           VIP II            Asset
                                                                        Balanced         Income            Contra           Manager
                                                                          Fund            Fund              Fund             Fund
                                                                        -------          -------          --------          -------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ............................................         $   206          $   762          $  1,162          $ 1,580
                                                                        -------          -------          --------          -------
Expenses (Note 3):
   Fees and administrative expenses ...........................             138              229             1,290              382
                                                                        -------          -------          --------          -------
NET INVESTMENT INCOME (LOSS) ..................................              68              533              (128)           1,198
                                                                        -------          -------          --------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ....................          (1,353)          (1,252)             (766)          (3,503)
   Net unrealized appreciation (depreciation)
     of investments ...........................................            (430)          (2,461)          (12,918)          (2,042)
                                                                        -------          -------          --------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .............................................          (1,783)          (3,713)          (13,684)          (5,545)
                                                                        -------          -------          --------          -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................         $(1,715)         $(3,180)         $(13,812)         $(4,347)
                                                                        =======          =======          ========          =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                                 Investment Company
                                                   --------------------------------------------------------------------------------
                                                      Money Market Fund            All America Fund            Equity Index Fund
                                                   ----------------------      -----------------------      -----------------------
                                                     2002          2001          2002          2001           2002           2001
                                                   --------      --------      --------      ---------      --------      ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..............     $    (26)     $    392      $   (325)     $  (1,070)     $   (383)     $   1,349
   Net realized gain (loss) on
      investments ............................          (69)       (1,510)      (10,809)       (90,804)      (29,788)       (16,750)
   Net unrealized appreciation
      (depreciation) of investments ..........           70         1,627        (1,429)        55,498         9,638         (1,959)
                                                   --------      --------      --------      ---------      --------      ---------
Net Increase (Decrease) in net
   assets resulting from operations ..........          (25)          509       (12,563)       (36,376)      (20,533)       (17,360)
                                                   --------      --------      --------      ---------      --------      ---------
From Unit Transactions:
   Contributions .............................           --         1,398         7,668          5,593         1,526          4,203
   Withdrawals ...............................       (1,261)      (31,354)      (11,868)      (283,162)      (11,221)      (146,149)
   Net Transfers .............................            1       (11,261)       (2,786)         4,296       (13,726)         3,250
                                                   --------      --------      --------      ---------      --------      ---------
Net Increase (Decrease) from unit
   transactions ..............................       (1,260)      (41,217)       (6,986)      (273,273)      (23,421)      (138,696)
                                                   --------      --------      --------      ---------      --------      ---------
NET INCREASE (DECREASE) IN NET ASSETS ........       (1,285)      (40,708)      (19,549)      (309,649)      (43,954)      (156,056)
NET ASSETS:
Beginning of Year ............................       13,070        53,778        47,521        357,170        79,244        235,300
                                                   --------      --------      --------      ---------      --------      ---------
End of Year ..................................     $ 11,785      $ 13,070      $ 27,972      $  47,521      $ 35,290      $  79,244
                                                   ========      ========      ========      =========      ========      =========

                                                                                   Investment Company
                                                       ----------------------------------------------------------------------------
                                                              Mid-Cap                                             Short-Term
                                                         Equity Index Fund              Bond Fund                  Bond Fund
                                                       ---------------------      ----------------------      ---------------------
                                                        2002          2001          2002          2001         2002          2001
                                                       -------      --------      --------      --------      -------      --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..................     $    (6)     $     98      $  4,253      $  3,398      $     7      $     23
   Net realized gain (loss) on
      investments ................................        (569)         (475)          (38)         (496)          17        (1,577)
   Net unrealized appreciation
      (depreciation) of investments ..............        (213)         (749)       (1,477)          734           33         2,119
                                                       -------      --------      --------      --------      -------      --------
Net Increase (Decrease) in net
   assets resulting from operations ..............        (788)       (1,126)        2,738         3,636           57           565
                                                       -------      --------      --------      --------      -------      --------
From Unit Transactions:
   Contributions .................................          --           155           633           299           --            99
   Withdrawals ...................................          --       (12,219)         (632)      (18,440)      (1,017)      (45,124)
   Net Transfers .................................      (3,145)        2,685        12,902        (1,129)       1,019        (2,204)
                                                       -------      --------      --------      --------      -------      --------
Net Increase (Decrease) from unit
   transactions ..................................      (3,145)       (9,379)       12,903       (19,270)           2       (47,229)
                                                       -------      --------      --------      --------      -------      --------
NET INCREASE (DECREASE) IN NET ASSETS ............      (3,933)      (10,505)       15,641       (15,634)          59       (46,664)
NET ASSETS:
Beginning of Year ................................       5,311        15,816        44,916        60,550        2,035        48,699
                                                       -------      --------      --------      --------      -------      --------
End of Year ......................................     $ 1,378      $  5,311      $ 60,557      $ 44,916      $ 2,094      $  2,035
                                                       =======      ========      ========      ========      =======      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                                    Investment Company
                                                     ------------------------------------------------------------------------------
                                                            Mid-Term                                           Aggressive Equity
                                                            Bond Fund               Composite Fund                   Fund
                                                     ---------------------      ----------------------      -----------------------
                                                       2002         2001          2002          2001          2002          2001
                                                     --------      -------      --------      --------      --------      ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................     $    797      $    43      $    117      $    181      $   (539)     $    (487)
   Net realized gain (loss) on
      investments ..............................            5            3          (764)       (2,710)         (705)          (896)
   Net unrealized appreciation
      (depreciation) of investments ............          (51)          79          (586)       (2,342)      (10,397)       (14,422)
                                                     --------      -------      --------      --------      --------      ---------
Net Increase (Decrease) in net
   assets resulting from operations ............          751          125        (1,233)       (4,871)      (11,641)       (15,805)
                                                     --------      -------      --------      --------      --------      ---------
From Unit Transactions:
   Contributions ...............................           --           50           148           148        24,127          1,616
   Withdrawals .................................         (614)        (416)       (2,162)      (32,337)       (4,294)       (81,886)
   Net Transfers ...............................       10,725          839          (594)          165          (178)           993
                                                     --------      -------      --------      --------      --------      ---------
Net Increase (Decrease) from unit
   transactions ................................       10,111          473        (2,608)      (32,024)       19,655        (79,277)
                                                     --------      -------      --------      --------      --------      ---------
NET INCREASE (DECREASE) IN NET ASSETS ..........       10,862          598        (3,841)      (36,895)        8,014        (95,082)
NET ASSETS:
Beginning of Year ..............................        1,958        1,360        13,054        49,949        51,584        146,666
                                                     --------      -------      --------      --------      --------      ---------
End of Year ....................................     $ 12,820      $ 1,958      $  9,213      $ 13,054      $ 59,598      $  51,584
                                                     ========      =======      ========      ========      ========      =========

                                                                                        Scudder
                                                       ----------------------------------------------------------------------------
                                                            Bond Fund             Capital Growth Fund          International Fund
                                                       -------------------      -----------------------      ----------------------
                                                        2002        2001          2002          2001           2002          2001
                                                       ------     --------      --------      ---------      --------      --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..................     $  132     $    165      $   (208)     $   8,286      $    (78)     $  5,206
   Net realized gain (loss) on
      investments ................................         --          640        (8,732)       (18,063)           --        (2,459)
   Net unrealized appreciation
      (depreciation) of investments ..............         45         (451)       (4,037)       (21,267)       (4,463)      (16,152)
                                                       ------     --------      --------      ---------      --------      --------
Net Increase (Decrease) in net
   assets resulting from operations ..............        177          354       (12,977)       (31,044)       (4,541)      (13,405)
                                                       ------     --------      --------      ---------      --------      --------
From Unit Transactions:
   Contributions .................................        633          344         1,443          5,882         1,222         1,158
   Withdrawals ...................................         --      (17,876)       (7,836)      (152,772)          (31)      (58,810)
   Net Transfers .................................          2          572        (5,921)         8,960          (545)        1,656
                                                       ------     --------      --------      ---------      --------      --------
Net Increase (Decrease) from unit
   transactions ..................................        635      (16,960)      (12,314)      (137,930)          646       (55,996)
                                                       ------     --------      --------      ---------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS ............        812      (16,606)      (25,291)      (168,974)       (3,895)      (69,401)
NET ASSETS:
Beginning of Year ................................      2,485       19,091        50,049        219,023        22,843        92,244
                                                       ------     --------      --------      ---------      --------      --------
End of Year ......................................     $3,297     $  2,485      $ 24,758      $  50,049      $ 18,948      $ 22,843
                                                       ======     ========      ========      =========      ========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                             American Century                      Calvert
                                                                         ------------------------         -------------------------
                                                                               VP Capital
                                                                            Appreciation Fund               Social Balanced Fund
                                                                         ------------------------         -------------------------
                                                                           2002            2001             2002             2001
                                                                         -------         --------         --------         --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .................................        $   (24)        $  3,230         $     68         $    461
   Net realized gain (loss) on investments ......................         (2,003)          (5,895)          (1,353)          (2,239)
   Net unrealized appreciation (depreciation)
     of investments .............................................            847           (2,095)            (430)             (73)
                                                                         -------         --------         --------         --------
Net Increase (Decrease) in net assets
   resulting from operations ....................................         (1,180)          (4,760)          (1,715)          (1,851)
                                                                         -------         --------         --------         --------
From Unit Transactions:
   Contributions ................................................             --              155              579            1,023
   Withdrawals ..................................................             --          (12,802)          (2,500)         (23,454)
   Net Transfers ................................................         (1,914)          (4,424)          (1,555)             364
                                                                         -------         --------         --------         --------
Net Increase (Decrease) from unit transactions ..................         (1,914)         (17,071)          (3,476)         (22,067)
                                                                         -------         --------         --------         --------
NET INCREASE (DECREASE) IN NET ASSETS ...........................         (3,094)         (21,831)          (5,191)         (23,918)
NET ASSETS:
Beginning of Year ...............................................          5,192           27,023           12,346           36,264
                                                                         -------         --------         --------         --------
End of Year .....................................................        $ 2,098         $  5,192         $  7,155         $ 12,346
                                                                         =======         ========         ========         ========

                                                                                      Fidelity
                                                   --------------------------------------------------------------------------------
                                                             VIP                        VIP II                        VIP
                                                        Equity-Income                   Contra                   Asset Manager
                                                            Fund                         Fund                        Fund
                                                   ----------------------      ------------------------      ----------------------
                                                     2002          2001           2002          2001           2002          2001
                                                   --------      --------      ---------      ---------      --------      --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..............     $    533      $  2,119      $    (128)     $   7,180      $  1,198      $  3,867
   Net realized gain (loss) on
      investments ............................       (1,252)         (582)          (766)       (20,094)       (3,503)       (3,283)
   Net unrealized appreciation
      (depreciation) of investments ..........       (2,461)       (4,141)       (12,918)       (21,890)       (2,042)       (4,448)
                                                   --------      --------      ---------      ---------      --------      --------
Net Increase (Decrease) in net
   assets resulting from operations ..........       (3,180)       (2,604)       (13,812)       (34,804)       (4,347)       (3,864)
                                                   --------      --------      ---------      ---------      --------      --------
From Unit Transactions:
   Contributions .............................           17         1,672         23,796          1,882           104           217
   Withdrawals ...............................       (2,283)      (40,038)        (3,710)      (150,042)      (15,702)      (23,256)
   Net Transfers .............................       (2,755)        1,885            (93)         3,324          (620)          (55)
                                                   --------      --------      ---------      ---------      --------      --------
Net Increase (Decrease) from unit
   transactions ..............................       (5,021)      (36,481)        19,993       (144,836)      (16,218)      (23,094)
                                                   --------      --------      ---------      ---------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS ........       (8,201)      (39,085)         6,181       (179,640)      (20,565)      (26,958)
NET ASSETS:
Beginning of Year ............................       20,341        59,426        145,885        325,525        54,431        81,389
                                                   --------      --------      ---------      ---------      --------      --------
End of Year ..................................     $ 12,140      $ 20,341      $ 152,066      $ 145,885      $ 33,866      $ 54,431
                                                   ========      ========      =========      =========      ========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the years ended December 31, 2002 and 2001. Data shown for any of the preceding three years (1998-2000) was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                   Investment Company Money Market Fund           Investment Company All America Fund
                               ---------------------------------------------  -------------------------------------------
                                           Years Ended December 31,                     Years Ended December 31,
SELECTED PER UNIT AND          ---------------------------------------------  -------------------------------------------
SUPPLEMENTARY DATA:              2002     2001     2000     1999       1998     2002     2001     2000     1999     1998
---------------------          -------  -------  -------  -------    -------  -------  -------  -------  -------  -------
Unit value, beginning of year  $  2.28  $  2.22  $  2.11  $  2.03    $  1.95  $  7.74  $  9.46  $ 10.05  $  8.09  $  6.76
                               =======  =======  =======  =======    =======  =======  =======  =======  =======  =======
Unit value, end of year .....  $  2.30  $  2.28  $  2.22  $  2.11    $  2.03  $  5.96  $  7.74  $  9.46  $ 10.05  $  8.09
                               =======  =======  =======  =======    =======  =======  =======  =======  =======  =======
Units outstanding,
  beginning of year (1) .....    5,720   24,251                                 6,138   37,775
Units Issued (1) ............      374      367                                 1,876      692
Units Redeemed (1) ..........     (965) (18,898)                               (3,317) (32,329)
                               -------  -------                               -------  -------
Units outstanding,
  end of year ...............    5,129    5,720   24,251  670,745    373,107    4,697    6,138   37,775  979,623  961,495
                               =======  =======  =======  =======    =======  =======  =======  =======  =======  =======
Net Assets (1) ..............  $11,785  $13,070                               $27,972  $47,521
                               =======  =======                               =======  =======
Expense Ratio (A) (1) .......    0.90%    0.90%                                 0.90%    0.90%
                               =======  =======                               =======  =======
Investment Income (Loss)
  Ratio (B) (1) .............     1.5%     3.1%                                  0.7%     0.2%
                               =======  =======                               =======  =======
Total Return (C) (1) ........     0.6%     3.0%                                -23.1%   -18.1%
                               =======  =======                               =======  =======

                                                                                                    Investment Company
                                           Investment Company Equity Index Fund                  Mid-Cap Equity Index Fund
                                   -----------------------------------------------------  ------------------------------------------
                                                Years Ended December 31,                          Years Ended December 31,
SELECTED PER UNIT AND              -----------------------------------------------------  ------------------------------------------
SUPPLEMENTARY DATA:                   2002       2001       2000      1999       1998       2002       2001       2000       1999*
---------------------              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year ...  $    2.67  $    3.07  $    3.41  $    2.86  $    2.26  $    1.25  $    1.28  $    1.11  $    1.00
                                   =========  =========  =========  =========  =========  =========  =========  =========  =========
Unit value, end of year .........  $    2.06  $    2.67  $    3.07  $    3.41  $    2.86  $    1.05  $    1.25  $    1.28  $    1.11
                                   =========  =========  =========  =========  =========  =========  =========  =========  =========
Units outstanding,
  beginning of year .............     29,633     76,577                                       4,234     12,361
Units Issued (1) ................        742      1,355                                          --      3,294
Units Redeemed (1) ..............    (13,272)   (48,299)                                     (2,927)   (11,421)
                                   ---------  ---------                                   ---------  ---------
Units outstanding,
  end of year ...................     17,103     29,633     76,577  3,981,869  3,950,586      1,307      4,234     12,361    315,623
                                   =========  =========  =========  =========  =========  =========  =========  =========  =========
Net Assets (1) ..................  $  35,290  $  79,244                                   $   1,378  $   5,311
                                   =========  =========                                   =========  =========
Expense Ratio (A) (1) ...........      0.90%      0.90%                                       0.90%      0.90%
                                   =========  =========                                   =========  =========
Investment Income (Loss)
  Ratio (B) (1) .................       0.6%       2.1%                                        0.7%       2.1%
                                   =========  =========                                   =========  =========
Total Return (C) (1) ............     -22.8%     -13.0%                                      -16.0%      -2.0%
                                   =========  =========                                   =========  =========

----------
*     Commenced operation May 3, 1999.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                              Investment Company
                                            Investment Company Bond Fund                     Short-Term Bond Fund
                                   -------------------------------------------    -------------------------------------------
                                              Years Ended December 31,                      Years Ended December 31,
SELECTED PER UNIT AND              -------------------------------------------    -------------------------------------------
SUPPLEMENTARY DATA:                  2002    2001     2000     1999     1998       2002     2001     2000     1999     1998
---------------------              -------  -------  -------  -------  -------    -------  -------  -------  -------  -------
Unit value, beginning of year ..   $  3.57  $  3.31  $  3.07  $  3.17  $  3.00    $  1.46  $  1.37  $  1.28  $  1.24  $  1.19
                                   =======  =======  =======  =======  =======    =======  =======  =======  =======  =======
Unit value, end of year ........   $  3.78  $  3.57  $  3.31  $  3.07  $  3.17    $  1.52  $  1.46  $  1.37  $  1.28  $  1.24
                                   =======  =======  =======  =======  =======    =======  =======  =======  =======  =======
Units outstanding,
  beginning of year ............    12,584   18,282                                 1,398   35,617
Units Issued (1) ...............     3,667      331                                   677      588
Units Redeemed (1) .............      (216)  (6,029)                                 (693) (34,807)
                                   -------  -------                               -------  -------
Units outstanding,
  end of year ..................    16,035   12,584   18,282  460,800  714,893      1,382    1,398   35,617  132,691  126,929
                                   =======  =======  =======  =======  =======    =======  =======  =======  =======  =======
Net Assets (1) .................   $60,557  $44,916                               $ 2,094  $ 2,035
                                   =======  =======                               =======  =======
Expense Ratio (A) (1) ..........     0.90%    0.90%                                 0.90%    0.90%
                                   =======  =======                               =======  =======
Investment Income (Loss)
  Ratio (B) (1) ................      9.7%     7.8%                                  2.5%     0.9%
                                   =======  =======                               =======  =======
Total Return (C) (1) ...........      5.8%     7.8%                                  4.1%     6.5%
                                   =======  =======                               =======  =======

                                                Investment Company
                                                Mid-Term Bond Fund                       Investment Company Composite Fund
                                   -------------------------------------------      -------------------------------------------
                                              Years Ended December 31,                       Years Ended December 31,
SELECTED PER UNIT AND              -------------------------------------------      -------------------------------------------
SUPPLEMENTARY DATA:                  2002     2001     2000     1999     1998         2002     2001     2000     1999     1998
---------------------              -------  -------  -------  -------  -------      -------  -------  -------  -------  -------
Unit value, beginning of year ...  $  1.51  $  1.38  $  1.32  $  1.32  $  1.26      $  4.87  $  5.52  $  5.61  $  4.93  $  4.36
                                   =======  =======  =======  =======  =======      =======  =======  =======  =======  =======
Unit value, end of year .........  $  1.64  $  1.51  $  1.38  $  1.32  $  1.32      $  4.46  $  4.87  $  5.52  $  5.61  $  4.93
                                   =======  =======  =======  =======  =======      =======  =======  =======  =======  =======
Units outstanding,
  beginning of year .............    1,301      989                                   2,680    9,047
Units Issued (1) ................    6,929    1,122                                      31       29
Units Redeemed (1) ..............     (395)    (810)                                   (647)  (6,396)
                                   -------  -------                                 -------  -------
Units outstanding,
  end of year ...................    7,835    1,301      989  159,690  197,045        2,064    2,680    9,047  875,960  696,121
                                   =======  =======  =======  =======  =======      =======  =======  =======  =======  =======
Net Assets (1) ..................  $12,820  $ 1,958                                 $ 9,213  $13,054
                                   =======  =======                                 =======  =======
Expense Ratio (A) (1) ...........    0.90%    0.90%                                   0.90%    0.90%
                                   =======  =======                                 =======  =======
Investment Income (Loss)
  Ratio (B) (1) .................     9.5%     3.9%                                    3.1%     2.3%
                                   =======  =======                                 =======  =======
Total Return (C) (1) ............     8.7%     9.5%                                   -8.3%   -11.8%
                                   =======  =======                                 =======  =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                 Investment Company Aggressive Equity Fund                        Scudder Bond Fund
                            --------------------------------------------------    --------------------------------------------------
                                          Years Ended December 31,                             Years Ended December 31,
SELECTED PER UNIT AND       --------------------------------------------------    --------------------------------------------------
SUPPLEMENTARY DATA:           2002      2001      2000       1999       1998        2002      2001       2000       1999      1998
---------------------       --------  --------  --------  ---------  ---------    --------  --------  ---------  ---------  --------
Unit value, beginning
  of year ................  $   2.47  $   2.79  $   2.85  $    2.02  $    2.15    $  14.60  $  13.94  $   12.73  $   13.02  $  12.37
                            ========  ========  ========  =========  =========    ========  ========  =========  =========  ========
Unit value, end of year ..  $   1.95  $   2.47  $   2.79  $    2.85  $    2.02    $  15.58  $  14.60  $   13.94  $   12.73  $  13.02
                            ========  ========  ========  =========  =========    ========  ========  =========  =========  ========
Units outstanding,
  beginning of year ......    20,864    52,543                                         170     1,370
Units Issued (1) .........    11,843       469                                          43       282
Units Redeemed (1) .......    (2,126)  (32,148)                                         (1)   (1,482)
                            --------  --------                                    --------  --------
Units outstanding,
  end of year ............    30,581    20,864    52,543  1,529,685  1,778,370         212       170      1,370     20,522    26,966
                            ========  ========  ========  =========  =========    ========  ========  =========  =========  ========
Net Assets (1) ...........  $ 59,598  $ 51,584                                    $  3,297  $  2,485
                            ========  ========                                    ========  ========
Expense Ratio (A) (1) ....     0.90%     0.90%                                       0.90%     0.90%
                            ========  ========                                    ========  ========
Investment Income
  (Loss) Ratio (B) (1) ...        --      0.3%                                        6.2%      3.5%
                            ========  ========                                    ========  ========
Total Return (C) (1) .....    -21.2%    -11.4%                                        6.7%      4.8%
                            ========  ========                                    ========  ========

                                             Scudder Capital Growth Fund                  Scudder International Fund
                                    -------------------------------------------  -------------------------------------------
                                             Years Ended December 31,                      Years Ended December 31,
SELECTED PER UNIT AND               -------------------------------------------  -------------------------------------------
SUPPLEMENTARY DATA:                   2002     2001     2000     1999     1998     2002     2001     2000     1999     1998
---------------------               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning of year ....  $ 34.34  $ 42.97  $ 48.17  $ 36.07  $ 29.64  $ 13.72  $ 20.02  $ 25.83  $ 16.93  $ 14.46
                                    =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
Unit value, end of year ..........  $ 24.10  $ 34.34  $ 42.97  $ 48.17  $ 36.07  $ 11.10  $ 13.72  $ 20.02  $ 25.83  $ 16.93
                                    =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
Units outstanding,
  beginning of year ..............    1,457    5,097                               1,665    4,608
Units Issued (1) .................      149      117                                 103       83
Units Redeemed (1) ...............     (579)  (3,757)                                (61)  (3,026)
                                    -------  -------                             -------  -------
Units outstanding,
  end of year ....................    1,027    1,457    5,097  172,063  171,014    1,707    1,665    4,608  728,627  105,376
                                    =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
Net Assets (1) ...................  $24,758  $50,049                             $18,948  $22,843
                                    =======  =======                             =======  =======
Expense Ratio (A) (1) ............    0.90%    0.90%                               0.90%    0.90%
                                    =======  =======                             =======  =======
Investment Income (Loss)
  Ratio (B) (1) ..................     0.3%     9.5%                                0.8%    14.3%
                                    =======  =======                             =======  =======
Total Return (C) (1) .............   -29.8%   -20.1%                              -19.1%   -31.5%
                                    =======  =======                             =======  =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                            American Century VP
                                         Capital Appreciation Fund                           Calvert Social Balanced Fund
                               ------------------------------------------------    ------------------------------------------------
                                            Years Ended December 31,                            Years Ended December 31,
SELECTED PER UNIT AND          ------------------------------------------------    ------------------------------------------------
SUPPLEMENTARY DATA:              2002      2001      2000      1999      1998        2002      2001      2000      1999      1998
---------------------          --------  --------  --------  --------  --------    --------  --------  --------  --------  --------
Unit value, beginning of year  $  13.44  $  18.82  $  17.40  $  10.69  $  11.04    $   2.98  $   3.23  $   3.37  $   3.04  $   2.65
                               ========  ========  ========  ========  ========    ========  ========  ========  ========  ========
Unit value, end of year .....  $  10.52  $  13.44  $  18.82  $  17.40  $  10.69    $   2.59  $   2.98  $   3.23  $   3.37  $   3.04
                               ========  ========  ========  ========  ========    ========  ========  ========  ========  ========
Units outstanding,
  beginning of year .........       386     1,436                                     4,143    11,222
Units Issued (1) ............        --       157                                       376        20
Units Redeemed (1) ..........      (187)   (1,207)                                   (1,761)   (7,099)
                               --------  --------                                  --------  --------
Units outstanding,
  end of year ...............       199       386     1,436    87,702    36,061       2,758     4,143    11,222   252,148   256,931
                               ========  ========  ========  ========  ========    ========  ========  ========  ========  ========
Net Assets (1) ..............  $  2,098  $  5,192                                  $  7,155  $ 12,346
                               ========  ========                                  ========  ========
Expense Ratio (A) (1) .......     0.65%     0.70%                                     0.90%     0.90%
                               ========  ========                                  ========  ========
Investment Income (Loss)
  Ratio (B) (1) .............        --     31.0%                                      2.1%      3.3%
                               ========  ========                                  ========  ========
Total Return (C) (1) ........    -21.7%    -28.6%                                    -12.9%     -7.8%
                               ========  ========                                  ========  ========

                                          Fidelity VIP Equity-Income Fund                     Fidelity VIP II Contra Fund
                                 ------------------------------------------------   ------------------------------------------------
                                            Years Ended December 31,                            Years Ended December 31,
SELECTED PER UNIT AND            ------------------------------------------------   ------------------------------------------------
SUPPLEMENTARY DATA:                2002      2001      2000      1999      1998       2002      2001      2000      1999      1998
---------------------            --------  --------  --------  --------  --------   --------  --------   -------  --------  --------
Unit value, beginning of year .  $  32.63  $  34.61  $  32.21  $  30.65  $  27.77   $  25.88  $  29.73   $ 32.13  $  26.16  $  20.36
                                 ========  ========  ========  ========  ========   ========  ========   =======  ========  ========
Unit value, end of year .......  $  26.89  $  32.63  $  34.61  $  32.21  $  30.65   $  23.27  $  25.88   $ 29.73  $  32.13  $  26.16
                                 ========  ========  ========  ========  ========   ========  ========   =======  ========  ========
Units outstanding,
  beginning of year ...........       623     1,717                                    5,637    10,950
Units Issued (1) ..............        38        23                                    1,067        71
Units Redeemed (1) ............      (209)   (1,117)                                    (170)   (5,384)
                                 --------  --------                                 --------  --------
Units outstanding,
  end of year .................       452       623     1,717   107,509   115,626      6,534     5,637    10,950   291,542   278,931
                                 ========  ========  ========  ========  ========   ========  ========   =======  ========  ========
Net Assets (1) ................  $ 12,140  $ 20,341                                 $152,066  $145,885
                                 ========  ========                                 ========  ========
Expense Ratio (A) (1) .........     0.80%     0.80%                                    0.80%     0.80%
                                 ========  ========                                 ========  ========
Investment Income (Loss)
  Ratio (B) (1) ...............      4.8%      8.3%                                     0.8%      4.2%
                                 ========  ========                                 ========  ========
Total Return (C) (1) ..........    -17.6%     -5.7%                                   -10.1%    -12.9%
                                 ========  ========                                 ========  ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Concluded)

                                      Fidelity VIP II Asset Manager Fund
                             ---------------------------------------------------
                                          Years Ended December 31,
SELECTED PER UNIT AND        ---------------------------------------------------
SUPPLEMENTARY DATA:            2002       2001       2000       1999      1998
---------------------        --------   --------   --------   --------  --------
Unit value, beginning
  of year .................  $  23.91   $  25.14   $  26.40   $  24.04  $  21.14
                             ========   ========   ========   ========  ========
Unit value, end of year ...  $  21.65   $  23.91   $  25.14   $  26.40  $  24.04
                             ========   ========   ========   ========  ========
Units outstanding,
  beginning of year .......     2,276      3,238
Units Issued (1) ..........         5          9
Units Redeemed (1) ........      (717)      (971)
                             --------   --------
Units outstanding,
  end of year .............     1,564      2,276      3,238     75,850    68,139
                             ========   ========   ========   ========  ========
Net Assets (1) ............  $ 33,866   $ 54,431
                             ========   ========
Expense Ratio (A) (1) .....     0.80%      0.80%
                             ========   ========
Investment Income (Loss)
  Ratio (B) (1) ...........      4.1%       7.2%
                             ========   ========
Total Return (C) (1) ......     -9.5%      -4.9%
                             ========   ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available as an investment alternative to Separate Account No. 2.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income, Contrafund and Asset Manager Funds invest in the corresponding portfolio of Fidelity Variable Insurance Products Funds ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      During 2000, a substantial portion of American Life's original issue group and individual variable accumulation annuity business participating through American Life Separate Account No. 2 was transferred to a former affiliate, Mutual of America Life Insurance Company. Although a relatively limited number of these variable accumulation annuity products remain in-force, the Company is no longer issuing new policies/contracts through American Life Separate Account No. 2.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 2.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2. INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 2002 are as follows:

                                                          Number of   Net Asset
                                                            Shares      Value
                                                          ---------   --------
Investment Company Funds:
   Money Market Fund ................................       9,931      $ 1.19
   All America Fund .................................      19,210        1.60
   Equity Index Fund ................................       9,222        1.54
   Mid-Cap Equity Index Fund ........................       1,410        0.97
   Bond Fund ........................................      47,541        1.27
   Short-Term Bond Fund .............................       1,993        1.05
   Mid-Term Bond Fund ...............................      35,178        0.98
   Composite Fund ...................................       7,674        1.22
   Aggressive Equity Fund ...........................      48,384        1.24
Scudder Portfolios:
   Bond Portfolio ...................................         441        6.98
   Capital Growth Portfolio--Class "A" ..............       2,113       11.54
   International Portfolio--Class "A" ...............       2,927        6.52
American Century VP Capital Appreciation Fund .......         345        5.91
Calvert Social Balanced Portfolio ...................       4,686        1.50
Fidelity Portfolios:
   Equity-Income--"Initial" Class ...................         670       18.16
   Contrafund--"Initial" Class ......................       8,423       18.10
   Asset Manager--"Initial" Class ...................       2,650       12.75

3. EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century Fund for which the annual rate is .15% (.20% prior to January 1, 2002), and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- The Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of .35%, to cover anticipated distribution expenses.

      Expense Risk Charge -- For assuming expense risks, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.

                          INDEPENDENT AUDITORS' REPORT

The American Life Insurance Company of New York and
   Contract Owners of American Life Separate Account No. 2:

      We have audited the accompanying statement of assets and liabilities of American Life Separate Account No 2 (comprised of the sub-accounts listed in note 1) (collectively, "the Separate Account") as of December 31, 2002, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The accompanying statements of changes in net assets of the Separate Account for the year ended December 31, 2001 and financial highlights for each of the years in the four-year period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report thereon dated February 20, 2002, expressed an unqualified opinion on those statements.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Separate Account as of December 31, 2002, and the results of its operations, changes in its net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    KPMG LLP
New York, New York
February 21, 2003

THE AMERICAN LIFE
INSURANCE COMPANY
OF NEW YORK

P.O. BOX 4837
NEW YORK, NY 10185-0049